COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of Long-term Purchase Commitment

Year ending December 31,	RMB
2020	1,545,563,682
2021	188,509,720
Total	1,734,073,402